S000001461 [Member] Investment Strategy - MERIDIAN HEDGED EQUITY FUND	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of equity securities of U.S. companies that have the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Equity securities include, but are not limited to, common and preferred stocks as well as convertible securities, such as options, in domestic and foreign companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.